Mortgage Loans - Allowance for Mortgage Loan Losses (Details) - First Mortgage Lien - Commercial Mortgage Loans - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Feb. 01, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance balance	$ 0.0	$ 0.7	$ 1.0	$ 0.7	$ 0.0
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period		0.0	1.0	0.7
Provision for specific loans		0.0	0.6	0.0
Provision for loans not specifically identified		0.7	0.5	0.3
Charge-offs		0.0	(0.6)	0.0
Allowance at end of period	0.0	0.7	$ 1.5	1.0
Predecessor Company
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance balance	8.1	8.1		8.1
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance at beginning of period		8.1		$ 8.1
Provision for specific loans	0.0
Provision for loans not specifically identified	0.0
Charge-offs	0.0
Allowance at end of period	$ 8.1	$ 8.1